UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Cash flows from operating activities:
Net loss	$ (21,643)	$ (37,405)
Adjustments to reconcile net loss to net cash provided by operating activities:
Share-based compensation	6,898
Depreciation and amortization	2,533	2,419
Amortization of intangible assets	43,854	34,943
Change in bad debt reserve	(320)	(293)
(Benefit from) provision for income taxes - non-cash	(26,434)	(3,355)
Non-cash interest expense	415	335
Fair value adjustment to warrants	(10,106)
Right-of-use asset	2,836	477
Changes in current assets and liabilities, net of effects from acquisitions:
Accounts receivable	84,107	87,373
Prepaid expenses and other current assets	(367)	(2,481)
Accounts payable	2,042	2,781
Accrued expenses, including long-term	(22,768)	(19,422)
Lease liability	(3,053)	(864)
Deferred revenue	(50,112)	(24,832)
Net cash provided by operating activities	7,882	39,676
Cash flows from investing activities:
Purchase of property and equipment	(1,613)	(386)
Internally developed software - capitalized costs	(2,286)	(1,494)
Acquisition of Codecademy, net of cash acquired	(198,633)
Net cash used in investing activities	(202,532)	(1,880)
Cash flows from financing activities:
Shares repurchased for tax withholding upon vesting of restricted stock-based awarded	(309)
Proceeds from issuance of term loans, net of fees	157,088
Principal payments on capital lease obligation		(263)
Proceeds from accounts receivable facility, net of borrowings	(46,639)	(2,876)
Principal payments on Term loans	(1,601)	(1,300)
Net cash provided by (used in) financing activities	108,539	(4,439)
Effect of exchange rate changes on cash and cash equivalents	(2,157)	(140)
Net (decrease) increase in cash, cash equivalents and restricted cash	(88,268)	33,217
Cash, cash equivalents and restricted cash, beginning of period	168,923	74,443
Cash, cash equivalents and restricted cash, end of period	80,655	107,660
Supplemental disclosure of cash flow information:
Cash and cash equivalents	69,517	68,933
Restricted cash	4,848	2,420
Cash attributed to discontinued operations	6,290	36,307
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Total	80,655	107,660
Supplemental disclosure of cash flow information and non-cash investing and financing activities:
Cash paid for interest	11,272	11,050
Cash paid (received) for income taxes, net of refunds	(1,284)	838
Unpaid capital expenditures	260	$ 212
Fair value of shares issued in connection with Codecademy acquisition	$ 182,550